Share-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Nonvested share activity
The table below summarizes the activity associated with grants of performance-based options:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Outstanding balance as of December 31, 2015	—	$—
Activity from January 1 to December 31, 2016:
Granted	580.9	6.01
Forfeited or expired	—	—
Exercised	—	—
Outstanding balance as of December 31, 2016	580.9	$6.01

The following table summarizes all MSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Nonvested balance as of December 31, 2015	258.8	$27.40
Activity from January 1 to December 31, 2016:
Granted	—	—
Forfeited	(32.8)	29.30
Vested(a)	(84.3)	27.30
Nonvested balance as of December 31, 2016	141.7	$27.02

(a)
The vested MSUs presented are based on the target amount of the award. Pursuant to the actual performance for the period ended December 31, 2015, the actual shares earned and distributed were 91.1, or 108% of target. No additional compensation expense was required, as the market condition was included in the $27.30 grant date fair value.

Compensation expenses for the last three years and the amount of unrecognized expense for awards outstanding at December 31, 2016, were as follows:

	Compensation Expense			Unrecognized Expense for Nonvested Awards at	Weighted-average No. of Years Unrecognized Expense to be Recognized
	Years Ended December 31,			Dec 31, 2016
(in millions except years)	2016	2015	2014

Performance Share Units	$4.1	8.1	6.8	$9.2	2.0
Market Share Units	0.1	2.3	1.6	0.3	1.1
Restricted Stock Units	3.8	3.2	6.0	3.7	1.8
Deferred Stock Units	0.9	0.5	0.6	0.3	0.3
Performance-based Options	0.6	—	—	2.9	2.5
Options	—	—	2.3	—	0.0
Share-based payment expense	9.5	14.1	17.3
Income tax benefit	(3.0)	(4.6)	(5.6)
Share-based payment expense, net of tax	$6.5	9.5	11.7
The following table summarizes all DSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant-Date Fair Value

Nonvested balance as of December 31, 2015	21.4	$32.79
Granted	29.7	29.41
Vested	(21.4)	31.72
Nonvested balance as of December 31, 2016	29.7	$29.41
The following table summarizes RSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Nonvested balance as of December 31, 2015	273.0	$26.16
Activity from January 1 to December 31, 2016:
Granted	211.3	29.06
Forfeited	(56.4)	27.62
Vested	(131.4)	26.39
Nonvested balance as of December 31, 2016	296.5	$27.84

The following table summarizes all PSU activity during 2016:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Nonvested balance as of December 31, 2015	503.4	$25.93
Activity from January 1 to December 31, 2016:
Granted	375.2	29.19
Forfeited	(112.5)	28.78
Vested(a)	(162.9)	23.73
Nonvested balance as of December 31, 2016	603.2	$28.02

(a)
The vested PSUs presented are based on the target amount of the award. Pursuant to the actual performance for the period ended December 31, 2015, the actual shares earned and distributed were 277.1, representing 171% of target or, for a smaller award, 125% of target.

Share-based Compensation, Fair Value of Shares Vested
The fair value of shares distributed or options exercised in the last three years is as follows:

	Fair Value of Shares Distributed or Exercised(a)
	Years Ended December 31,
(in millions)	2016	2015	2014

Performance Share Units(b)	$8.2	—	—
Market Share Units(b)	2.7	—	—
Restricted Stock Units	4.1	5.3	4.1
Deferred Stock Units	1.9	0.2	0.3
Options	5.3	1.1	0.1
Total	$22.2	6.6	4.5

(a)	Intrinsic value for Options.

(b)	No Performance Share Units or Market Share Units had vested as of December 31, 2015.

Fair value of options calculation assumptions
The following table provides the term of the performance period and the weighted-average assumptions used in the Monte Carlo simulation model for the performance-based options:

Terms and Assumptions Used to Estimate Fair Value of Performance-Based Options

Terms of awards:
Performance period for achieving stock price hurdles	Three years from date
of grant

Assumptions used to estimate fair value:
Expected dividend yield(a)	1.3%
Expected stock price volatility(b)	30.9%
Risk-free interest rate(c)	1.1%
Expected term in years(d)	4.5

Weighted-average fair value estimates at grant date:
In millions	$3.5
Fair value per share	$6.01

(a)
Since the holders of the awards have no rights to any dividend paid during the vesting period, we applied a dividend yield in the Monte Carlo simulation model. At each grant date, the dividend yield was calculated based on the most recent annualized dividend payment of $0.40 and Brink's stock price at the date of grant.

(b)	The expected stock price volatility was calculated on each grant date for the most recent 4.5 year term.

(c)	The risk-free interest rate on each grant date is the rate for a zero-coupon U.S. Treasury bill that was commensurate with the expected life of 4.5 years.

(d)
Because we did not have historical exercise behavior for instruments with premiums, we assumed that the exercise of vested options occurred at the mid-point between the three-year vesting date and the six-year contractual term. In the Monte Carlo simulation, at each iteration of forecasted Brink's stock prices, the option was assumed to be exercised at the mid-point of 4.5 years if the stock price hurdle had been achieved. When the hurdle is achieved, the exercise price was then subtracted from the projected stock price, and discounted back to the grant date. In situations where the projected price had not met the hurdle, no value was attributed.

The following table provides the terms and weighted-average assumptions used in the Monte Carlo simulation model for the TSR PSUs granted in 2016:

Terms and Assumptions Used to Estimate Fair Value of TSR PSUs

Terms of awards:
Performance period	Jan. 1, 2016 to
Dec. 31, 2018

Weighted-average assumptions used to estimate fair value:
Expected dividend yield(a)	1.4%
Expected stock price volatility(b)	29.1%
Risk-free interest rate(c)	0.8%
Contractual term in years	2.7

Weighted-average fair value estimates at grant date:
In millions	$2.3
Fair value per share	$31.64

(a)
TSR is determined assuming that dividends are reinvested. The stock price projection in the Monte Carlo simulation model assumed a 0% dividend yield, which is mathematically equivalent to reinvesting dividends over the performance period. For the valuation of the TSR PSU awards, because the holders of the TSR PSU awards have no rights to any dividend paid during the vesting period, we applied a dividend yield in the Monte Carlo simulation model to reduce the projected stock price as of the grant date.

(b)	The expected stock price volatility was calculated on the grant date for the most recent term equivalent to the contractual term in years.

(c)	The risk-free interest rate on each date of grant is the rate for a zero-coupon U.S. Treasury bill that was commensurate with the grant date contractual term.

Option Activity
The table below summarizes additional information related to previous grants of time-based vesting stock options:

	Shares (in thousands)	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(a) (in millions)

Outstanding at December 31, 2015	688.3	$26.01
Granted	—	—
Forfeited or expired	(31.1)	30.81
Exercised	(535.7)	25.10
Outstanding at December 31, 2016(b)	121.5	$28.80	0.9	$1.5

Of the above, as of December 31, 2016:
Exercisable	121.5	$28.80	0.9	$1.5

(a)
The intrinsic value of a stock option is the difference between the market price of the shares underlying the option and the exercise price of the option.  The market price at December 30, 2016 was $41.25.

(b)
There were 0.7 million shares of exercisable options with a weighted-average exercise price of $26.01 per share at December 31, 2015 and 0.7 million shares of exercisable options with a weighted-average exercise price of $26.44 per share at December 31, 2014.

The table below summarizes additional information related to grants of performance-based options:

	Shares (in thousands)	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(a) (in millions)

Outstanding at December 31, 2015	—	$—
Granted	580.9	30.33
Forfeited or expired	—	—
Exercised	—	—
Outstanding at December 31, 2016	580.9	30.33	5.5	$6.3

Of the above, as of December 31, 2016:
Exercisable	—	$—	0	$—
Expected to vest in future periods(b)	580.9	$30.33	5.5	$6.3

(a)
The intrinsic value of a stock option is the difference between the market price of the shares underlying the option and the exercise price of the option.  The market price at December 30, 2016 was $41.25.

(b)	The number of options expected to vest takes into account an estimate of expected forfeitures. We currently have applied a 0% expected forfeiture rate to these options.

Schedule of Share-based Compensation, Stock Options, Activity
The table below summarizes the activity associated with previous grants of time-based vesting options:

	Shares (in thousands)	Weighted-Average Grant Date Fair Value

Outstanding balance as of December 31, 2015	688.3	$6.28
Activity from January 1 to December 31, 2016:
Granted	—	—
Forfeited or expired	(31.1)	13.39
Exercised	(535.7)	5.95
Outstanding balance as of December 31, 2016	121.5	$5.90